Variable Interest Entities - Consolidated VIEs (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amounts of consolidated VIE assets and liabilities
Total assets	$ 265,588.9	$ 259,770.1	$ 241,602.9
Total liabilities	257,199.4	251,646.5	233,932.5
Aggregate consolidated variable interest entities
Carrying amounts of consolidated VIE assets and liabilities
Total assets	2,109.3	1,953.1	1,872.2
Total liabilities	78.0	83.9	84.0
Real estate VIE
Carrying amounts of consolidated VIE assets and liabilities
Total assets	920.3	829.1	689.6
Total liabilities	56.0	63.0	42.2
Sponsored investment funds
Carrying amounts of consolidated VIE assets and liabilities
Total assets	102.1
Total liabilities	1.7
Residential mortgage loans VIE
Carrying amounts of consolidated VIE assets and liabilities
Total assets	836.4	874.7	1,182.6
Total liabilities	20.3	20.9	$ 41.8
Asset-backed limited partnership
Carrying amounts of consolidated VIE assets and liabilities
Total assets	$ 250.5	$ 249.3